Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 9.66	$ 5.89
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	4,465,262	6,655,455	10,429,345
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.59	$ 7.38	$ 7.94
Weighted average remaining contractual life of outstanding share options	3 years 9 months 26 days
Number of options exercisable (in shares) | shares	2,633,830
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.38
$3.01 - $7.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,069,246
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.57
Weighted average remaining contractual life of outstanding share options	4 years 8 months 12 days
Number of options exercisable (in shares) | shares	1,446,515
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.44
$7.01 - $11.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,295,096
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 8.32
Weighted average remaining contractual life of outstanding share options	2 years 15 days
Number of options exercisable (in shares) | shares	1,086,395
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 8.11
$11.01 - $15.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	100,920
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 15.47
Weighted average remaining contractual life of outstanding share options	22 days
Number of options exercisable (in shares) | shares	100,920
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.47
Bottom of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	3.01
Bottom of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	7.01
Bottom of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.01
Top of range [member] | $3.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	7.00
Top of range [member] | $7.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	11.00
Top of range [member] | $11.01 - $15.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 19.00